Contingencies	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Contingencies
NOTE 19. CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceedings described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these unaudited condensed consolidated interim financial statements. As of June 30, 2021, and December 31, 2020, PEMEX had accrued a reserve of Ps. 8,820,440 and Ps. 8,321,816, respectively, for these contingent liabilities.
As of June 30, 2021, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•
On April 4, 2011, Pemex Exploration and Production was summoned before the
Séptima Sala Regional Metropolitana
(Seventh Regional Metropolitan Court) of the
Tribunal Federal de Justicia Fiscal y Administrativa
(Tax and Administrative Federal Court) in connection with an administrative claim (No.
4957/11-17-07-1)
filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No.
13620/15-17-06)
against Pemex Exploration and Production before the
Sexta Sala Regional Metropolitana
(Sixth Regional Metropolitan Court) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the
Segunda Sección de la Sala Superior
(“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the
Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito
(Third Administrative Joint Court of the First Circuit), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, among others. Pemex Exploration and Production filed an amparo which was admitted. A motion to review was filed before the
Suprema Corte de Justicia de la Nación
(Supreme Court of Justice of the Nation), which is still pending as of the date of these financial statements.

•
On December 12, 2017, Pemex Exploration and Production was summoned in connection with an arbitration claim (no. 23217/JPA) filed by SUBSEA 7 de México, S. de R.L. de C.V. (“SUBSEA 7”) seeking U.S. $153,000 related to additional expenses in connection with pipelines construction contracts (No. 420832856 and 420833820). On January 5, 2018, Pemex Exploration and Production filed a response to the arbitration request and its counterclaim. On September 14, 2018, the defendant received the claim briefs including documentation and related evidence and the amount sought under this claim was increased to U.S. $310,484. On January 4, 2019, Pemex Exploration and Production filed a response to the claim. On February 14, 2019, SUBSEA 7 filed its reply. In June 2019, a hearing was held and on October 4, 2019 the parties filed their pleadings. The final award was issued on July 28, 2020, and notice was provided on July 30, 2020. Pemex Exploration and Production was ordered to pay U.S. $34,576 and Ps. 70,668. Pemex Exploration and Production filed a resolution to declare this award null and void and SUBSEA 7 was summoned. As of the date of these financial statements, the evidentiary stage is still pending.

•
On February 6, 2019, the
Sala Regional

del Golfo Norte
(North Gulf Regional Court) of the Tax and Administrative Federal Court summoned Pemex Drilling and Services (now Pemex Exploration and Production) in connection with a claim
(752/17-18-01-7)
filed by Micro Smart System de Mexico, S. de R.L. de C.V. (“Micro Smart System”), challenging a settlement statement dated March 14, 2017, related to a works contract number 424049831 dated December 9, 2009, seeking the payment of: U.S. $240,448 for work performed and U.S. $284 for work estimates. On May 8, 2019, a response to this claim was admitted and evidence was filed by Pemex Exploration and Production. On July 1, 2019, the Second Section of the Superior Court was instructed to review the claim. On September 24, 2019, the plaintiff filed its pleadings. On February 13, 2020, the Second Section of the Superior Court declared that the plaintiff partially proved its claim and no payments shall be made by the defendant. On September 8, 2020, the judgment was published in the
Gaceta Judicial
(“Jurisdictional Gazette
”
). On September 29, 2020, Pemex Exploration and Production filed a motion to clarify this judgment, which was granted on November 24, 2020 and notified on December 10, 2020. On October 2, 2020 the plaintiff filed an amparo
against this judgment. On June 11, 2021, the court approved Micro Smart System’s motion requesting the court deny the entry of Pemex Exploration and Production’s expert. On June 17, 2021, Pemex Exploration and Production filed a motion seeking to declare the inadmissibility of Micro Smart System’s prior motion. As of the date of these financial statements, a final resolution is still pending.

•
On October 18, 2019, the
Sala Regional Peninsular
(Regional Peninsular Court) of the
Tribunal Federal de Justicia Administrativa
(Federal Justice Administrative Court) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim
(91/19-16-01-9)
filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S. $137.3 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020 was received in which the extended claim was admitted. On February 10, 2020 the expert appointed by the plaintiff was accepted. On February 18, 2020 an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. On June 1, 2020 an independent expert was designated. As of the date of these financial statements, this designation is still pending.

•
Tech Man Group, S.A. de C.V. filed an administrative claim
(7804/18-17-09-8)
against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract
(CO-OF-019-4008699-11)
before the
Tribunal Fiscal de Justicia Administrativa
(Fiscal Court of Administrative Justice). On June 25, 2019, a response was filed by Pemex Industrial Transformation as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. On February 17, 2020, Pemex Industrial Transformation requested the
Tribunal Fiscal de Justicia Administrativa
(Fiscal Court of Administrative Justice) to appoint a new accounting expert since the previous appointed expert rejected his designation. On March 2, 2020, the independent construction expert filed his opinion. On August 7, 2020, the
Novena Sala Regional Metropolitana
(Ninth Regional Metropolitan Court) of the Federal Justice Court appointed an independent accounting expert, who filed his report on December 7, 2020. As of the date of these financial statements, a final resolution is still pending.

•
Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file
No. 4742/19-17-01-7)
seeking U.S. $113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S. $51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. As of the date of these financial statements, a final resolution is still pending.

•
On August 1, 2017, Pemex Exploration and Production was summoned in connection with an administrative claim (no.
11590/17-17-06-2)
filed by Proyectos y Cimentaciones Industriales, S.A. de C.V. before the Sixth Regional Metropolitan Court seeking Ps. 800,000 and U.S. $12,820 and to have the settlement certificate dated March 22, 2017 related to a services agreement declared null and void. On May 16, 2019, the “Second Section of the Superior Court issued a judgment in favor of Pemex Exploration and Production. On July 1, 2019, the
Décimo Primer Tribunal Colegiado en Materia Administrativa
(“Eleventh Administrative Joint Court”) admitted an
amparo
(no. 399/2019) filed by the plaintiff. On August 8, 2019, the defendant filed its pleadings. On April 22, 2021 the Eleventh Administrative Joint Court denied the amparo
and confirmed the judgment dated May 16, 2019. As of the date of these financial statements, this claim has concluded.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these unaudited condensed consolidated interim financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.